UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL              July 6, 2010
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            62

Form 13F Information Table Value Total:      $153,911
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER
  CLASS F-1 Total                         M     140193400        0             2 SH          SOLE                                  2
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total         ETF   18383Q507      109         6,584 SH          SOLE                              6,584
DFA INTL SMALL CAP VALUE FUND Total       M     233203736        0             2 SH          SOLE                                  2
DOW CHEMICAL Total                        C     260543103        1            28 SH          SOLE                                 28
DUKE ENERGY CORP NEW Total                C     26441C105        2           100 SH          SOLE                                100
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                              MM    23339A101      301       300,699 SH          SOLE                            300,699
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA INFRASTRUCTURE
  Total                                   ETF   268461837        1            64 SH          SOLE                                 64
FEDERATED PRIME CASH SERIES FUND Total    MM    147551105    2,048     2,048,175 SH          SOLE                          2,048,175
FEDERATED US TREASURY CASH RESERVES FUND
  INSTITUTIONAL CLASS Total               MM    60934N682      300       300,074 SH          SOLE                            300,074
FIDELITY CASH RESERVE FUND RETAIL CLASS
  Total                                   MM    316067107      306       306,100 SH          SOLE                            306,100
GLOBAL INDUSTRIES LTD Total               C     379336100        0            44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total       ETF   464285105      536        44,066 SH          SOLE                             44,066
ISHARES IBOXX INVESTOP INVESTMENT GRADE
  CORP BD FD Total                        ETF   464287242    6,805        62,743 SH          SOLE                             62,743
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                   ETF   464288240       24           672 SH          SOLE                                672
ISHARES MSCI EAFE INDEX FUND Total        ETF   464287465    4,314        92,748 SH          SOLE                             92,748
ISHARES MSCI EMERGING MKTS INDEX FUND
  Total                                   ETF   464287234        3            78 SH          SOLE                                 78
ISHARES MSCI PACIFIC EX-JAPAN INDEX FUND
  Total                                   ETF   464286665      163         4,569 SH          SOLE                              4,569
ISHARES RUSSELL 1000 INDEX FUND Total     ETF   464287622       24           427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total     ETF   464287655    4,691        76,751 SH          SOLE                             76,751
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                   ETF   464287630   10,099       177,045 SH          SOLE                            177,045
ISHARES RUSSELL MIDCAP GROWTH INDEX FUND
  Total                                   ETF   464287481        2            42 SH          SOLE                                 42
ISHARES RUSSELL MIDCAP VALUE INDEX Total  ETF   464287473       20           541 SH          SOLE                                541
ISHARES S&P 500 INDEX FD Total            ETF   464287200   26,968       260,664 SH          SOLE                            260,664
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
  FUND Total                              ETF   464287341      883        30,204 SH          SOLE                             30,204
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND Total                        ETF   464287291        9           176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD Total         ETF   464287309      365         6,902 SH          SOLE                              6,902
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
  Total                                   ETF   464287606        4            52 SH          SOLE                                 52
ISHARES S&P NATIONAL Total                ETF   464288414       43           410 SH          SOLE                                410
ISHARES S&P SMALLCAP 600 GROWTH INDEX FD
  Total                                   ETF   464287887        6           104 SH          SOLE                                104
ISHARES S&P SMALLCAP 600 VALUE INDEX FD
  Total                                   ETF   464287879        2            28 SH          SOLE                                 28
ISHARES S&P VALUE INDEX FD Total          ETF   464287408    4,504        90,691 SH          SOLE                             90,691
ISHARES SILVER TRUST Total                ETF   46428Q109       61         3,329 SH          SOLE                              3,329
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
  FD Total                                ETF   464287457    3,667        43,598 SH          SOLE                             43,598
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                   ETF   464287432    1,324        13,015 SH          SOLE                             13,015
ISHARES TR BARCLAYS 7-10 YR TRES INDEX
  FD Total                                ETF   464287440    1,346        14,074 SH          SOLE                             14,074
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                   ETF   464288638    9,417        89,434 SH          SOLE                             89,434
ISHARES TR BARCLAYS TIPS BD FD PROTECTED
  SECS FD Total                           ETF   464287176   10,863       101,609 SH          SOLE                            101,609
ISHARES TR BARCLAYS US AGGREGATE BD FD
  Total                                   ETF   464287226   29,413       274,251 SH          SOLE                            274,251
ISHARES TR COHEN & STEERS REALTY MAJORS
  INDEX FD Total                          ETF   464287564      760        13,837 SH          SOLE                             13,837
ISHARES TR DOW JONES SELECT DIV INDEX FD
  Total                                   ETF   464287168      157         3,709 SH          SOLE                              3,709
ISHARES TR FTSE XNHUA IDX Total           ETF   464287184       52         1,336 SH          SOLE                              1,336
ISHARES TR SP US PFD Total                ETF   464288687    1,870        50,470 SH          SOLE                             50,470
ISHARES TRUST - ISHARES FTSE EPRA/NAREIT
  GLOBAL REAL ESTATE EX-U.S. INDEX FUND
  Total                                   ETF   464288489        2            67 SH          SOLE                                 67
ISHARES TRUST ISHARES MSCI VALUE INDEX
  FUND Total                              ETF   464288877    8,426       204,366 SH          SOLE                            204,366
J & J SNACK FOODS CORP Total              C     466032109        1            19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total            C     499005106        1            78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK Total              C     577128101        2            53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 Total                     C     G62185106        1            53 SH          SOLE                                 53
MOTOROLA, INC. Total                      C     620076109        1           146 SH          SOLE                                146
NIKE INC CLASS B Total                    C     654106103        1            15 SH          SOLE                                 15
PLANTRONICS INC Total                     C     727493108        2            63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
  PORTFOLIO Total                         ETF   73935X708       32         2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                 C     75025N102        1            76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE Total   ETF   81369Y209      170         6,022 SH          SOLE                              6,022
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                   ETF   78464A516    8,769       163,148 SH          SOLE                            163,148
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total      ETF   78464A490       53         1,017 SH          SOLE                              1,017
ST SPDR SP BRIC 40 Total                  ETF   78463X798      175         7,757 SH          SOLE                              7,757
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                   ETF   921908844   12,183       276,704 SH          SOLE                            276,704
VANGUARD LARGE-CAP VIPERS Total           ETF   922908637    1,027        21,909 SH          SOLE                             21,909
VISA INC COM CL A Total                   C     92826C839        6            85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM Total            C     949746101       87         3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY FD
  Total                                   ETF   97717W208    1,508        46,250 SH          SOLE                             46,250